U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

January 31, 2020

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Cushing Mutual Funds Trust (the “Trust”)
Securities Act Registration No: 333-220520
Investment Company Act Registration No: 811-23293
Global Clean Equity Fund (S000067866)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, the Global Clean Equity Fund (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated January 31, 2020, and filed electronically under rule 485(a) of the 1933 Act as Post-Effective Amendment No. 15 to the Funds’ Registration Statement on Form N-1A on January 24, 2020 (Accession No. 0000894189-20-000496)("PEA No. 15"). The Fund received notice of effectiveness of PEA No. 15 from the Securities and Exchange Commission on January 31, 2020.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6620.

Sincerely,

/s/ Alia M. Vasquez

Alia M. Vasquez
Vice President
for U.S. Bank Global Fund Services as administrator to the Trust